Income Taxes (Details) - Schedule of deferred tax asset relates - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of financial position [Member]
Income Taxes (Details) - Schedule of deferred tax asset relates [Line Items]
Provisions
Accelerated depreciation for tax purposes	(14,625)	(17,898)
Losses available for offsetting against future taxable income
Deferred tax (liabilities) / assets	(14,625)	(17,898)
Consolidated statement of comprehensive income [Member]
Income Taxes (Details) - Schedule of deferred tax asset relates [Line Items]
Provisions		7,564
Accelerated depreciation for tax purposes	(3,272)
Losses available for offsetting against future taxable income		11,944
Deferred tax expense / (benefit)		$ 19,508
Deferred tax (liabilities) / assets	$ (3,272)